Summary of material accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Derivative liabilities	$ 421,409	$ 1,570,675
Warrant liabilities	$ 753,660	$ 1,087,997
Patents [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years